Note 11 - Property, Plant and Equipment - Depreciation and Amortization Expense Schedule (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement Line Items [Line Items]
Operating expenses	$ 18,387	$ 7,547
Inventories	0	2,657
Deferred exploration and evaluation expenditure	63	528
Depreciation accumulated for the year	$ 18,450	$ 10,732